INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Loss on ordinary activities before tax	$ 1,342
Statutory U.S. income tax rate	21.00%	21.00%
Loss at statutory income tax rate	$ 282
Losses (unrecognized)	282
Income tax benefit (expense)